Finance Receivables - TDR Finance Receivables (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	$ 46,000,000		$ 47,000,000
TDR net finance receivables	141,000,000		151,000,000
Personal Loans Held for Sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	1,000,000	$ 1,000,000
TDR gross finance receivables	2,000,000		2,000,000
TDR net finance receivables	2,000,000		2,000,000
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	1,000,000	1,000,000
TDR gross finance receivables	91,000,000		92,000,000
TDR net finance receivables	91,000,000		92,000,000
Total Held for Sale
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	93,000,000		94,000,000
TDR net finance receivables	93,000,000		94,000,000
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	1,000,000	$ 1,000,000
Allowance for TDR finance receivable losses			4,000,000
TDR net finance receivables			13,000,000
Spring Castle portfolio held for investment [Member] | SpringCastle Portfolio | SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	0		14,000,000
TDR net finance receivables	0		13,000,000
Allowance for TDR finance receivable losses	0		4,000,000
Real Estate Loans Held for Sale | Real Estate Loans Held for Investment [Member] | Real Estate Loan
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	199,000,000		200,000,000
TDR net finance receivables	201,000,000		201,000,000
Allowance for TDR finance receivable losses	35,000,000		34,000,000
Personal Loans Held for Sale | consumer loan held for investment [Member] | Personal loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	33,000,000		32,000,000
TDR net finance receivables	33,000,000		31,000,000
Allowance for TDR finance receivable losses	11,000,000		9,000,000
Total Finance Receivables Held for Sale | finance receivables loans Held for Investment [Member] | Financing Receivable
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	232,000,000		246,000,000
TDR net finance receivables	234,000,000		245,000,000
Allowance for TDR finance receivable losses	$ 46,000,000		$ 47,000,000